UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-9521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

The Managers Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: AUGUST 31, 2004          (1stQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Burridge Small Cap Growth Fund - August 31, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 101.5%
Consumer Discretionary - 13.2%
Dura Automotive Systems, Inc.*	23,238		$193,573
Fleetwood Enterprises, Inc.*	25,841	[1]	329,990
Gander Mountain Co.,	14,924	[1]	300,719
Goody's Family Clothing, Inc.	18,100		138,465
Hartmarx Corp.*	37,752		239,725
J. Jill Group, Inc., The*	13,124		237,413
Retail Ventures, Inc.*	26,724		182,792
Rush Enterprises Co.	19,047		199,041
Tenneco Automotive, Inc.*	38,288	[1]	514,591
Total Consumer Discretionary			2,336,309

Consumer Staples - 1.4%
Revlon, Inc., Class A*	35,163		93,885
Wild Oats Markets, Inc.*	16,614	[1]	146,702
Total Consumer Staples			240,587

Energy - 8.7%
Harvest Natural Resources, Inc.*	25,210		334,789
Mission Resources Corp.*	44,117	[1]	206,909
Newpark Resources, Inc.*	40,615		231,506
NS Group, Inc.*	19,344		290,160
Parker Drilling, Co.*	82,732		268,052
Willbros Group, Inc.*	14,744		206,416
Total Energy			1,537,832

Financials - 2.6%
Central Coast Bancorp *	1,360		26,520
Knight Trading Group, Inc.*	25,616	[1]	232,081
Metris Companies Inc.*	24,220	[1]	198,120
Total Financials			456,721

Health Care - 15.0%
Cantel Medical Corp. *	10,253		279,394
ICON PLC.*	5,944		213,627
I-Flow Corp.*	14,717	[1]	223,404
Kendle International, Inc.*	24,849		158,288
Kyphon, Inc.*	19,227	[1]	429,339
LCA-Vision, Inc.*	10,141		239,125
Lexicon Genetics, Inc.*	36,755	[1]	222,368
Luminex Corp.*	21,215	[1]	157,203
Microtek Medical Holdings, Inc.*	42,363		166,487

Burridge Small Cap Growth Fund - August 31, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Health Care (continued)
Orchid Biosciences, Inc.*	43,944	[1]	362,099
Somanetics Corp.*	15,800		194,656
Total Health Care			2,645,990

Industrials - 25.8%
BE Aerospace, Inc.*	32,642		346,005
Columbus McKinnon Corp.	2,000		17,500
Comfort Systems USA, Inc.*	33,077	[1]	221,616
Exponent, Inc.*	8,129		211,037
Greenbrier Co., Inc.*	13,482		283,796
HEICO Corp., Class A*	19,556		237,605
Hub Group, Inc.*	11,208		297,236
Intermagnetics General Corp.*	19,603	[1]	450,477
JLG Industries, Inc.	16,939	[1]	234,605
Labor Ready, Inc.*	29,783		369,011
Lamson & Sessions Co.*	34,816		244,757
Mesa Air Group, Inc.*	24,904	[1]	159,510
Michael Baker Corp.*	17,548		259,359
Navigant Consulting, Inc.*	10,082		193,272
PRG-Schultz International, Inc.*	37,162		210,709
SCS Transportation, Inc.*	12,411	[1]	230,348
Stewart & Stevenson Services, Inc.	11,513		192,382
Titan International, Inc.	41,592	[1]	405,522
Total Industrials			4,564,747

Information Technology - 29.3%
24 / 7 Real Media, Inc.*	31,835		104,100
Advanced Power Technology, Inc.*	19,126		147,270
Aladdin Knowledge Systems*	18,989		294,519
Applied Innovation, Inc.*	24,521		83,371
Bottomline Technologies, Inc.*	22,469		191,885
Captiva Software Corp.*	31,220		328,122
Centillium Communications, Inc.*	35,841		95,695
Concur Technologies, Inc.*	28,105		295,103
Helix Technology Corp.	9,098	[1]	123,824
Hi/Fn, Inc.*	19,052	[1]	147,462
Interwoven, Inc.*	27,633	[1]	209,734
Kintera, Inc.	17,703	[1]	128,878
Metasolv, Inc.*	50,662		126,655
Micromuse, Inc.*	29,713		117,961
MICROS Systems, Inc.*	3,704		172,384
Modem Media, Inc.*	34,149		165,964

Burridge Small Cap Growth Fund - August 31, 2004
Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Information Technology (continued)
Netopia Inc*	37,368		95,102
Overland Storage, Inc.*	13,232		173,339
Performance Technologies, Inc.*	24,725		148,103
QAD, Inc.*	23,119		143,338
REMEC, Inc.*	26,771		138,942
SeaChange International, Inc.*	21,498	[1]	328,489
Simpletech, Inc.*	43,158		163,569
Symmetricom, Inc.*	50,490	[1]	405,940
Synplicity, Inc.*	15,546		75,087
Trident Microsystems, Inc.*	16,872	[1]	229,122
Western Digital Corp.*	34,314	[1]	255,982
Witness Systems, Inc.*	22,011	[1]	292,966
Total Information Technology			5,182,906

Materials - 4.6%
A. Schulman, Inc.	17,183		344,691
Material Sciences Corp.	1,198		15,358
Omnova Solutions, Inc.*	35,295		207,888
Oregon Steel Mills, Inc.*	16,603		240,411
Total Materials			808,348

Telecommunication Services - 0.9%
Primus Telecommunications Group, Inc.*	88,737	[1]	160,614
Total Common Stocks (cost $18,356,424)			17,934,054

Other Investment Company - 36.8%
Bank of New York Institutional Cash
Reserves Fund, 1.55%[2] (cost $6,512,376)			6,512,376

Total Investments - 138.3%
(cost $24,868,800)			24,446,430
Other Assets, less Liabilities - (38.3)%			(6,765,434)

Net Assets - 100.0%			$17,680,996

Note: Based on the approximate cost of investments of $24,932,460 for Federal income tax purposes at August 31, 2004, the aggregate gross unrealized appreciation and depreciation were $1,426,221 and $1,912,251, respectively, resulting in net unrealized depreciation of investments of $486,030.

At August 31, 2004 there were no securities exempt from registration under Rule 144A of the Securities Act of 1933.

*Non-income-producing securities.

1Some or all of these shares were out on loan to various brokers as of August 31, 2004, amounting to a market value of $6,123,994, or approximately 34.6% of net assets.

2Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. CONTROLS AND PROCEDURES.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. EXHIBITS.

(a)	Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: October 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: October 27, 2004

By: /s/ Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: October 27, 2004